Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
At cost:	$ 54,382	$ 19,664
Less: Accumulated amortization	(12,061)	(8,098)
Total	42,321	11,566
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
At cost:	47,390	14,778
Copyright and trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
At cost:	$ 6,992	$ 4,886